S000063466 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	74 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.04%	0.06%	1.82%
Bloomberg MSCI USD Green Bond Select Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.01%	0.00%	1.74%
iShares USD Green Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.96%	(0.18%)	1.59%
Performance Inception Date				Nov. 13, 2018
iShares USD Green Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.28%	(1.23%)	0.46%
iShares USD Green Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.74%	(0.58%)	0.74%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through February 28, 2022 reflect the performance of the Bloomberg MSCI Global Green Bond Select (USD Hedged) Index. Index returns beginning on March 1, 2022 reflect the performance of the Bloomberg MSCI USD Green Bond Select Index, which, effective as of March 1 2022, replaced the Bloomberg MSCI Global Green Bond Select (USD Hedged) Index as the Underlying Index of the Fund.